(ICON)

Prudential
Intermediate
Global
Income
Fund, Inc.

ANNUAL REPORT
Dec. 31, 1998

(LOGO)

Prudential Intermediate Global Income Fund, Inc.

Performance At A Glance.
A financial crisis that simmered in Asia early in 1998 finally spread to Russia and Latin America in the second half of the year.
Investors
responded by fleeing to the government securities of major developed
Western economies and selling assets that carried greater credit risk.
The Prudential Intermediate Global Income Fund provided higher returns than the average comparable fund, as measured by Lipper
Analytical Services, primarily because we invested heavily in long-term German government bonds, U.S. Treasuries, and other
"safe haven" debt securities that rallied sharply.

Cumulative Total Returns1                               As
of 12/31/98
                       One      Five       Ten         Since
                       Year     Years     Years
Inception2
Class A                8.91%    45.71%    120.43%
128.47%
Class B                8.39     41.25       N/A
68.21
Class C                8.39      N/A        N/A
49.29
Class Z                9.07      N/A        N/A
20.00
Lipper Global
Income Fund Avg.3      6.23     31.79     108.57         ***

Average Annual Total Returns1                       As of
12/31/98
             One      Five       Ten         Since
             Year     Years     Years      Inception2
Class A      5.64%    7.17%     7.90%         7.80%
Class B      5.39     7.15       N/A          7.76
Class C      6.31      N/A       N/A          9.25
Class Z      9.07      N/A       N/A          8.29

Distributions & Yields                         As of
12/31/98
             Total Distributions      30-Day
              Paid for 12 Mos.       SEC Yield
Class A           $0.50                5.32%
Class B           $0.45                4.85
Class C           $0.45                4.83
Class Z           $0.51                5.63

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc.
The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of
3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 3%, 2%, 1%, and 1% for four years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately five years after purchase.
Class C shares are subject to a front-end sales load of 1% and a
CDSC of 1% for 18 months. Class C shares bought before November 2,
1998 have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, 5/26/88; Class B, 1/15/92; Class
C,
8/1/94; and Class Z, 9/16/96.

3 Lipper average returns are for all funds in each share class for the one-, five-, and ten-year periods in the Global Income
Fund
category.

***Lipper Since Inception returns are 116.27% for Class A;
55.51%
for Class B; 40.16% for Class C; and 16.11% for Class Z based on all funds in each share class.


How Investments Compared.
    (As of 12/31/98)
        (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value;
they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Gabriel Irwin and Simon Wells, Fund Managers
                                               (PICTURE)
(PICTURE)

Portfolio
Managers'
Report

Your Fund seeks to maximize total return, which is current income plus any capital appreciation of its underlying bonds. The
Fund
invests primarily in intermediate-term, investment-grade debt securities of issuers around the world. The Fund may also invest up to 10% of total assets in bonds rated below investment grade with a minimum rating of "B" by Standard & Poor's or Moody's or of comparable quality. Lower-rated securities carry a greater risk of loss of principal and interest than higher-rated securities.
There are special risks associated with foreign investing, including social, political and currency risks as well as potential illiquidity.
There can be no assurance that the Fund's investment objective will be achieved.

New Year Brings
New Currency.

The new single European currency, the euro, debuted on January
1, 1999. The individual currencies of the 11 member nations will continue to exist at fixed exchange rates until euro bills and coins are introduced into circulation in 2002.

Strategy Session.
Thriving Despite
Global Turmoil.

Global economic growth was bound to slow, and commodity prices were sent to decline in 1998 as struggling Asian nations imported fewer goods and services from abroad. In this deflationary environment, we expected interest rates to fall and bond prices to rise. Therefore, we positioned the Fund to take advantage of this anticipated rally by extending its duration, which is a measure of sensitivity to interest rate fluctuations.
A longer duration enables Fund shares to gain more rapidly when interest rates decline.

The Fund's duration lengthened to 5.8 years as of December
31,
1998 from 5.1 years at the end of 1997. We accomplished this through buying European debt securities such as German bonds, which comprised 20.6% of the Fund's total investments as of December 31, 1998, up from 13.7% a year earlier. Most of these purchases took place in the summer both before and while the spreading global financial crisis spurred increased demand for
German government securities.

While we added to certain European bond holdings, we reduced others.
U.K. bonds and currency fell to 4.1% of the Fund's total investments as of December 31, 1998 from 8.7% at the end of 1997. We took profits because we anticipated the decline in sterling that occurred as the economy weakened and the Bank of England cut its benchmark interest rate to stimulate growth. Exposure to both Norwegian bonds and currency was eliminated early on amid concern that declining crude prices would hurt the nation's oil-based economy.

We also began to cut the Fund's emerging market exposure before the deepening global financial turmoil battered the bonds of most developing countries. By the end of the year, our exposure to below-investment-grade emerging market debt fell to 4.6% from 7.6%.

What Went Well.
The Flight To Quality.

In August, the Russian government devalued the ruble and defaulted on some ruble-denominated debt. Latin America also fell prey to the financial contagion. Investors took refuge in U.S. Treasuries and the government securities of major Western European nations and dumped riskier assets. A lack of liquidity was the greatest concern in the bond markets. There was little trading except in the most popular securities such as Treasuries and German government bonds, which rallied to record levels in early October. This trend benefited the Fund as it was heavily invested in both.

In order to calm financial markets and restore confidence in the
U.S. economy, the Federal Reserve cut the Federal funds rate (the rate banks charge each other for overnight loans) by a quarter percentage point on September 29, October 15, and November 17, leaving the key rate at 4.75%. Some other central banks also eased monetary policy, and the flight to quality began to reverse.

Bonds of Greece, Hungary, and Poland rallied nicely in 1998 as the three countries are expected to become part of the European
Union
and adopt the euro currency early in the next century. Our exposure to these government securities rose to 6.1% by the end of 1998 from 2.2% a year earlier.

And Not So Well.
Lack of Japanese Yen Exposure.

The Fund's lack of exposure to the Japanese yen hurt its performance in the fourth quarter.

The Japanese yen gained more than 17% against the U.S.
dollar in
the final three months of 1998. Hedge fund managers began purchasing yen to repay low-cost yen loans that were used partly to finance investments in higher-yielding U.S. dollar assets. Renewed hope that
Japan would heal its ailing banking system and revitalize its economy also helped boost the nation's currency.

Looking Ahead.
The Fund began 1999 with a 27.2% exposure to the euro that will probably decrease by a slight amount in coming months. Because of slowing economic growth in Europe, there is political pressure in the short term to allow the euro to soften versus the U.S. dollar. This would enhance the competitiveness of European exports, which would strengthen the economy there. On a longer-term basis, Euroland
(the 11 founding members of the new currency) boasts a large current account surplus that could help support the value of the euro.

Five Largest Issuers.
25.2%   U.S.Treasury Obligations
14.8%   German Government Bonds
 6.0%   Danish Government Bonds
 5.2%   New South Wales
        Treasury Corp.
 4.0%   Dutch Government Bonds

Expressed as a percentage of net assets as of 12/31/98.


    Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 12/31/98.
         (PIE CHART)

President's Letter                               February
16, 1999
(PICTURE)

Dear Shareholder:

Many major equity market indexes ended 1998 on the upswing -
- posting
an unprecedented fourth consecutive year of double-digit returns -- as many stocks rebounded off their early October lows. Bond investors were also cheered by healthy returns on U.S. Treasuries and investment-grade corporate debt, as well as certain Western European bonds.

Unfortunately, the equity market's advance was neither broad nor deep. It was limited primarily to stocks of larger companies with established records of growth. Investors ignored the stocks of both undervalued companies and smaller companies in a "flight to quality" stemming from financial turmoil in Asia and fears of a recession in the United States. Accordingly, growth-style investors in large-company stocks outperformed value-style investors by the widest margins in nearly 24 years -- and not since the Great
Depression have large-company stocks so outperformed stocks of small companies.

The rally in bonds was not universal either. While government bonds -- especially Treasuries -- enjoyed strong appeal, investors were cool toward lower-rated issues. High yield bonds, therefore, saw yields rise while prices fell.

What We Can Learn From '98

The volatility of 1998 underscores points all investors should keep in mind: Financial markets will rise and fall, sometimes dramatically.
Because asset classes seldom move in lockstep, owning a mix of value- and growth-oriented mutual funds in addition to bond and money market funds can help lessen the effects of market volatility.

Generally speaking, long-term success in investment management comes from remaining true to an investment discipline -- even when it is out of favor. Investors who maintain a long-term perspective and don't sell during market lows are more likely to regain lost ground, and while past events cannot foretell future performance, stocks and bonds have produced attractive returns ahead of inflation over time.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

Brian M. Storms
President

                                      PRUDENTIAL
INTERMEDIATE GLOBAL
Portfolio of Investments as
of December 31, 1998                  INCOME FUND, INC.
------------------------------------------------------------

Principal                                         US$
Amount                                            Value
(000)                     Description             (Note 1)
   ---------------------------------------------------------
---
LONG-TERM INVESTMENTS--85.6%
   ---------------------------------------------------------
---
Australia--6.3%
A$      2,250   Federal National Mortgage
                   Association,
                   6.375%, 8/15/07                $
1,452,045
       10,900   New South Wales Treasury
                   Corporation,
                   6.50%, 5/1/06
7,129,254
                                                  ----------
--

8,581,299
------------------------------------------------------------
Canada--3.1%
C$      1,750   British Columbia Provincial
                   Bond,
                   6.00%, 6/9/08
1,202,677
          500   Canadian Government Bond,
                   9.00%, 12/1/04
394,100
        3,800   Province of Quebec,
                   6.50%, 10/1/07
2,659,728
                                                  ----------
--

4,256,505
------------------------------------------------------------
Denmark--6.0%
                Danish Government Bonds,
DKr    17,000   7.00%, 12/15/04
3,077,639
       26,500   8.00%, 3/15/06
5,133,192
                                                  ----------
--

8,210,831
------------------------------------------------------------
Germany--19.5%
                German Government Bonds,
 DM    10,500   7.375%, 1/3/05
7,531,407
        5,300   6.00%, 1/5/06
3,597,063
       12,500   6.25%, 1/4/24
9,081,867
        4,000   Republic of Colombia,
                   7.25%, 12/21/00
2,441,972
        4,000   Tokyo Gas Co. Ltd.,
                   7.00%, 7/27/05
2,794,128
        2,000   United Mexican States,
                   8.125%, 9/10/04
1,226,370
                                                  ----------
--

26,672,807
Greece--3.2%
                Hellenic Republic,
 GRD  285,000   9.20%, 3/21/02, FRN               $
1,047,102
      545,000   11.90%, 12/31/03
1,953,964
      360,000   8.60%, 3/26/08
1,419,185
                                                  ----------
--

4,420,251
------------------------------------------------------------
Hungary--0.4%
                Hungarian Government Bonds,
HUF   130,000   16.00%, 4/12/00
607,836
------------------------------------------------------------
Netherlands--4.0%
                Dutch Government Bonds,
 NLG    5,600   7.00%, 6/15/05
3,513,534
        2,600   7.50%, 1/15/23
1,919,116
                                                  ----------
--

5,432,650
------------------------------------------------------------
New Zealand--4.3%
NZ$     5,400   Federal National Mortgage
                   Association,
                   7.25%, 6/20/02
2,947,008
        2,700   International Bank of
                   Reconstruction Development
                   7.25%, 5/27/03
1,479,198
        2,500   New Zealand Government Bonds,
                   8.00%, 4/15/04
1,472,449
                                                  ----------
--

5,898,655
------------------------------------------------------------
Russia--0.1%
                European Bank of Reconstruction
                   Development
RUB     4,100   31.00%, 5/5/00
47,564
        6,800   Zero Coupon, 5/28/02
18,933
                                                  ----------
--

66,497

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

                                      PRUDENTIAL
INTERMEDIATE GLOBAL
Portfolio of Investments as
of December 31, 1998                  INCOME FUND, INC.
------------------------------------------------------------

Principal                                         US$
Amount                                            Value
(000)                     Description             (Note 1)
   ---------------------------------------------------------
---
Spain--3.4%
Pts    550,000  Spanish Government Bond,
                   6.15%, 1/31/13                 $
4,574,330
------------------------------------------------------------
Sweden--2.4%
 SEK   24,000   Swedish Government Bond,
                   6.00%, 2/9/05
3,282,175
------------------------------------------------------------
United Kingdom--4.1%
BP      6,100   United Kingdom Treasury
                   Principal Strip,
                   Zero Coupon, 12/7/15
4,810,380
          400   Powergen PLC,
                   8.875%, 3/26/03
734,261
                                                  ----------
--

5,544,641
------------------------------------------------------------
United States--28.8%
Corporate Bonds--1.7%
US$     1,000   General Motors Acceptance
                   Corp.,
                   5.75%, 11/10/03
1,007,760
        1,300   Household Finance Corp.,
                   6.40%, 6/17/08
1,342,315
                                                  ----------
--

2,350,075
------------------------------------------------------------
Sovereign Bonds--5.8%
        1,500   Ministry of Finance, (Russia),
                   10.00%, 6/26/07
427,500
        2,300   Republic of Colombia,
                   7.25%, 2/23/04
2,060,800
                Republic of Croatia, FRN,
        1,357   6.5625%, 7/31/06
1,072,164
          770   6.5625%, 7/31/10
608,300
          500   Republic of Lithuania,
                   7.125%, 7/22/02
467,500
        1,100   Republic of Peru,
                   4.00%, 3/7/17
690,250
        1,345   Russian Federation,
                   11.00%, 7/24/18
332,888
          750   Sultan of Oman,
                   7.125%, 3/20/02
765,000
 US$      500   Trinidad & Tobago Republic,
                   9.75%, 11/3/00                 $
500,000
        1,000   United Mexican States,
                   9.75%, 2/6/01
1,032,500
                                                  ----------
--

7,956,902
------------------------------------------------------------
Supranational Bond--1.0%
        1,350   Corporacion Andina de Fomento,
                   7.375%, 7/21/00
1,363,406
------------------------------------------------------------
U.S. Government Obligations--20.3%
                United States Treasury Bonds,
        7,000   6.125%, 9/30/00
7,171,710
        3,100   7.875%, 11/15/04
3,591,629
        1,700   6.25%, 2/15/07
1,864,679
        7,500   6.625%, 2/15/27
8,871,075
                United States Treasury Notes,
        6,000   5.75%, 8/15/03
6,265,320
                                                  ----------
--

27,764,413
                                                  ----------
--

39,434,796
                                                  ----------
--
                Total long-term investments
                   (cost US$114,909,005)
116,983,273
                                                  ----------
--
------------------------------------------------------------
SHORT-TERM INVESTMENTS--10.8%
------------------------------------------------------------
Hungary--1.1%
                Hungarian Government Bonds,
HUF   120,000   16.50%, 4/12/99
555,853
      200,000   16.50%, 7/24/99
928,590
                                                  ----------
--

1,484,443
------------------------------------------------------------
Poland--1.1%
                Polish Treasury Bills,
PLZ     3,000   13.50%(a), 2/17/99
839,297
        1,000   13.50%(a), 3/3/99
278,345
        1,600   13.50%(a), 4/28/99
435,129
                                                  ----------
--

1,552,771

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

PRUDENTIAL INTERMEDIATE GLOBAL
INCOME FUND, INC.
Portfolio of Investments as of December 31, 1998
------------------------------------------------------------

Principal                                           US$
Amount                                              Value
(000)                    Description                (Note 1)
     -------------------------------------------------------
-----
United States--8.6%
Repurchase Agreement--1.2%
US$     1,609   Joint Repurchase Agreement
                   Account,
                   4.69%, 1/4/99, (Note 5)        $
1,609,000
                                                  ----------
--
Sovereign Bonds--2.5%
          350   Banco Ganadero Colombian Bond
                   (Colombia),
                   9.75%, 8/26/99
352,187
        1,100   Financiera Energetica National
                   (Colombia)
                   9.00%, 11/8/99
1,100,000
        2,000   Petroleas (Mexicano), FRN,
                   6.71875%, 3/8/99
1,974,600
                                                  ----------
--

3,426,787
------------------------------------------------------------
U.S. Government Securities--4.9%
                United States Treasury Bonds,
        6,600   6.75%, 6/30/99
6,670,092
                                                  ----------
--

11,705,879
                                                  ----------
--
                Total short-term investments
                   (cost US$14,992,990)
14,743,093
                                                  ----------
--
------------------------------------------------------------
Total Investments--96.4%
                (cost US$129,901,995; Note 4)
131,726,366
                Other assets in excess of
                   liabilities--3.6%
4,982,338
                                                  ----------
--
                Net Assets--100%
$136,708,704
                                                  ----------
--
                                                  ----------
--

---------------
Portfolio securities are classified according to the
securities
currency denomination.
(a) Percentages quoted represent yield to maturity as of
purchase date.
FRN-Floating Rate Note.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                           PRUDENTIAL
INTERMEDIATE GLOBAL
Statement of Assets and Liabilities        INCOME FUND, INC.
------------------------------------------------------------
--------------------

Assets
December 31, 1998
Investments, at value (cost
$129,901,995)...............................................
 ................        $ 131,726,366
Foreign currency, at value (cost
$1,518,767).................................................
 ...........            1,509,832
Cash........................................................
 ............................................
586
Interest
receivable..................................................
 ...................................            3,736,615
Forward currency contracts - net amount receivable from
counterparties..................................
283,708
Receivable for investments
sold........................................................
 .................              253,164
Receivable for Fund shares
sold........................................................
 .................               45,396
Other
assets......................................................
 ......................................                3,205

-----------------
   Total
assets......................................................
 ...................................          137,558,872

-----------------
Liabilities
Accrued
expenses....................................................
 ....................................              302,167
Payable for Fund shares
reacquired..................................................
 ....................              282,581
Forward currency contracts - net amount payable to
counterparties.......................................
120,639
Management fee
payable.....................................................
 .............................               87,527
Dividends
payable.....................................................
 ..................................               23,150
Distribution fee
payable.....................................................
 ...........................               20,516
Withholding tax
payable.....................................................
 ............................               13,588

-----------------
   Total
liabilities.................................................
 ...................................              850,168

-----------------
Net
Assets......................................................
 ........................................        $
136,708,704

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ........................        $      16,896
   Paid-in capital in excess of
par.........................................................
 ............          181,785,195

-----------------

181,802,091
   Distribution in excess of net investment
income......................................................
(472,762)
   Accumulated net realized loss on investments and foreign
currency transactions.......................
(46,655,394)
   Net unrealized appreciation on investments and foreign
currencies....................................
2,034,769

-----------------
Net assets, December 31,
1998........................................................
 ...................        $ 136,708,704

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($126,190,943 / 15,596,925 shares of common stock
issued and outstanding).........................
$8.09
   Maximum sales charge (3.00% of offering
price)......................................................
 .                  .25

-----------------
   Maximum offering price to
public......................................................
 ...............                $8.34

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($5,950,360 / 734,966 shares of common stock issued
and outstanding)..............................
$8.10

-----------------

-----------------
Class C:
   Net asset value and redemption price per share
      ($316,355 / 39,076 shares of common stock issued and
outstanding).................................
$8.10
   Sales charge (1.00% of offering
price)......................................................
 .........                  .08

-----------------
   Offering price to
public......................................................
 .......................                $8.18

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($4,251,046 / 525,474 shares of common stock issued
and outstanding)..............................
$8.09

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL INTERMEDIATE GLOBAL
INCOME FUND, INC.
Statement of Operations
------------------------------------------------------------

                                               Year Ended
Net Investment Income                       December 31,
1998
Income
   Interest and discount earned (net of
      foreign withholding taxes of
      $13,588)...........................      $10,842,233
                                            ----------------
-
Expenses
   Management fee........................        1,066,593
   Distribution fee--Class A.............          196,029
   Distribution fee--Class B.............           59,041
   Distribution fee--Class C.............            1,886
   Transfer agent's fees and expenses....          363,000
   Custodian's fees and expenses.........          206,000
   Reports to shareholders...............          112,000
   Registration fees.....................           66,000
   Legal fees and expenses...............           58,000
   Audit fee.............................           36,000
   Directors' fees.......................           20,000
   Insurance.............................            3,000
   Miscellaneous.........................           10,370
                                            ----------------
-
      Total expenses.....................        2,197,919
                                            ----------------
-
Net investment income....................        8,644,314
                                            ----------------
-
Net Realized and Unrealized Gain
(Loss) on Investments and Foreign
Currency Transactions
Net realized gain (loss) on:
   Investment transactions...............        1,649,210
   Foreign currency transactions.........       (2,048,387)
                                            ----------------
-
                                                  (399,177)
                                            ----------------
-
Net change in unrealized appreciation
   (depreciation) of:
   Investments...........................        4,951,096
   Foreign currencies....................       (1,084,378)
                                            ----------------
-
                                                 3,866,718
                                            ----------------
-
Net gain on investments and foreign
   currencies............................        3,467,541
                                            ----------------
-
Net Increase in Net Assets
Resulting from Operations................      $12,111,855
                                            ----------------
-
                                            ----------------
-


PRUDENTIAL INTERMEDIATE GLOBAL
INCOME FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended December
31,
in Net Assets                           1998            1997
Operations
   Net investment income..........  $  8,644,314    $
10,957,986
   Net realized gain (loss) on
      investment and foreign
      currency transactions.......      (399,177)
6,474,761
   Net change in unrealized
      appreciation (depreciation)
      on investments and foreign
      currencies..................     3,866,718
(10,226,220)
                                    ------------    --------
----
   Net increase in net assets
      resulting from operations...    12,111,855
7,206,527
                                    ------------    --------
----
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A.....................    (8,245,704)
(10,144,701)
      Class B.....................      (449,178)
(687,169)
      Class C.....................       (14,329)
(13,331)
      Class Z.....................      (219,705)
(112,785)
                                    ------------    --------
----
                                      (8,928,916)
(10,957,986)
                                    ------------    --------
----
   Distributions in excess of net
      investment income
      Class A.....................            --
(4,226,324)
      Class B.....................            --
(259,200)
      Class C.....................            --
(6,585)
      Class Z.....................            --
(77,678)
                                    ------------    --------
----
                                              --
(4,569,787)
                                    ------------    --------
----
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      sold........................     8,175,064
9,602,565
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............     3,801,592
6,097,113
   Cost of shares reacquired......   (27,862,529)
(37,313,110)
                                    ------------    --------
----
   Net decrease in net assets from
      Fund share transactions.....   (15,885,873)
(21,613,432)
                                    ------------    --------
----
Total decrease....................   (12,702,934)
(29,934,678)
Net Assets
Beginning of year.................   149,411,638
179,346,316
                                    ------------    --------
----
End of year(a)....................  $136,708,704
$149,411,638
                                    ------------    --------
----
                                    ------------    --------
----
---------------
(a) Includes undistributed net
   investment income of...........  $         --    $
1,577,820
                                    ------------    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                       PRUDENTIAL
INTERMEDIATE GLOBAL
Notes to Financial Statements          INCOME FUND, INC.
------------------------------------------------------------
--------------------
Prudential Intermediate Global Income Fund, Inc., (the
'Fund') was organized in
Maryland as a closed-end, nondiversified management
investment company and
commenced investment operations on May 26, 1988. On October
4, 1991 the Fund
concluded operations as a closed-end investment company and
effective October 7,
1991, commenced operations as an open-end, nondiversified
investment company.
The Fund's investment objective is to maximize total return, the components of
which are current income and capital appreciation, by
investing in a portfolio
consisting primarily of U.S. and foreign government
securities. The Fund will
also engage in certain hedging strategies to meet its
investment objective. The
ability of issuers of debt securities held by the Fund to
meet their obligations
may be affected by economic and political developments in a
specific country or
region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements.
Security Valuation: In valuing the Fund's assets, quotations of foreign
securities in a foreign currency are converted to U.S.
dollar equivalents at the
then current currency rate. Portfolio securities that are
actively traded in the
over-the-counter market, including listed securities for
which the primary
market is believed to be over-the-counter, are valued at the mean between the
most recently quoted bid and asked prices provided by an
independent pricing
service or by principal market makers. Forward currency
exchange contracts are
valued at the current cost of covering or offsetting the
contract on the day of
valuation. Securities and assets for which market quotations are not readily
available are valued at fair value as determined in good
faith by or under the
direction of the Board of Directors of the Fund.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians under triparty repurchase agreements, as the
case may be take
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction including accrued interest.
To the extent that any repurchase transaction exceeds one
business day, the
value of the collateral is marked-to-market on a daily basis to ensure the
adequacy of the collateral. If the seller defaults and the
value of the
collateral declines or if bankruptcy proceedings are
commenced with respect to
the seller of the security, realization of the collateral by the Fund may be
delayed or limited.
Foreign Currency Translation: The books and records of the
Fund are maintained
in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
current rates of exchange;
(ii) purchases and sales of investment securities, income
and expenses--at the
rates of exchange prevailing on the respective dates of such transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the period, the Fund does
not isolate that
portion of the results of operations arising as a result of
changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of the securities held at period-end. Similarly, the
Fund does not
isolate the effect of changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of long-term debt
securities sold
during the period. Accordingly, such realized foreign
currency gains and losses
are included in the reported net realized gains/losses on
investment
transactions.
Net realized gains on foreign currency transactions
represent net foreign
exchange gains and losses from sales and maturities of short-
term securities and
forward currency contracts, holding of foreign currencies,
currency gains or
losses realized between the trade and settlement dates on
securities
transactions, and the difference between the amounts of
interest and foreign
taxes recorded on the Fund's books and the U.S. dollar
equivalent amounts
actually received or paid. Net currency gains and losses
from valuing foreign
currency denominated assets (excluding investments) and
liabilities at
period-end exchange rates are reflected as a component of
net unrealized
depreciation on investments and foreign currencies.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of U.S.
companies as a result of,
among other factors, the possibility of political or
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
Forward Currency Contracts: A forward currency contract is a commitment to
purchase or sell a foreign currency at a future date at a
negotiated forward
rate. The Fund enters into forward currency contracts in
order to hedge its
exposure to changes in foreign currency exchange rates on
its
------------------------------------------------------------
--------------------
                                          PRUDENTIAL
INTERMEDIATE GLOBAL
Notes to Financial Statements             INCOME FUND, INC.
------------------------------------------------------------
--------------------
foreign portfolio holdings or on specific receivables and
payables denominated
in a foreign currency. The contracts are valued daily at
current exchange rates
and any unrealized gain or loss is included in net
unrealized appreciation or
depreciation on investments. Gain or loss is realized on the settlement date of
the contract equal to the difference between the settlement
value of the
original and renegotiated forward contracts. This gain or
loss, if any, is
included in net realized gain (loss) on foreign currency
transactions. Risks may
arise upon entering into these contracts from the potential
inability of the
counterparties to meet the terms of their contracts.
Security Transactions and Net Investment Income: Security
transactions are
recorded on the trade date. Realized gains and losses from
security and currency
transactions are calculated on the identified cost basis.
Interest income is
recorded on the accrual basis. The Fund amortizes discounts
on purchases of debt
securities as adjustments to income. Expenses are recorded
on the accrual basis
which may require the use of certain estimates by
management.
Net investment income (other than distribution fees), and
unrealized and
realized gains or losses are allocated daily to each class
of shares based upon
the relative proportion of net assets of each class at the
beginning of the day.
Taxes: It is the Fund's policy to continue to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable income to shareholders.
Therefore, no federal
income tax provision is required.
Withholding taxes on foreign interest have been provided for in accordance with
the Fund's understanding of the applicable country's tax
rules and rates.
Dividends and Distributions: The Fund declares dividends of
net investment
income daily and pays such dividends monthly and makes
distributions at least
annually of any net capital gains. Dividends and
distributions are recorded on
the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles. These differences are primarily due to differing treatments for
foreign currency transactions.
Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with AICPA
Statement of Position
93-2: Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by
Investment Companies. The
effect of applying this Statement of Position was to
decrease undistributed net
investment income by $1,765,981, decrease accumulated net
realized losses by
$32,994,923 and decrease paid-in capital in excess of par by
$31,228,942. This
was primarily the result of net foreign currency losses, an
overdistribution of
taxable income for the year ended December 31, 1998, and the inability to
utilize a portion of the capital loss carryforward. Net
investment income, net
realized gains and net assets were not affected by this
change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'): PIC, through an agreement
with PRICOA Asset
Management Ltd. ('PRICOA'), furnishes investment advisory
services in connection
with the management of the Fund. PIFM pays for the services
of PIC (which in
turn pays PRICOA), the cost of compensation of officers of
the Fund, occupancy
and certain clerical and bookkeeping costs of the Fund. The
Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly at an annual
rate of .75 of 1% of the Fund's average daily net assets.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A, B, C and Z shares of the
Fund through May 31, 1998. Prudential Investment Management
Services LLC
('PIMS') became the distributor of the Fund effective June
1, 1998 under the
same terms. The Fund compensated PSI and PIMS for
distributing and servicing the
Fund's Class A, Class B and Class C shares, pursuant to a
plan of distribution,
(the 'Class A, B and C Plans'), regardless of expenses
actually incurred by
them. The distribution fees were accrued daily and payable
monthly. The Fund
compensated PSI and PIMS for distributing and servicing the
Fund's Class A,
Class B and Class C shares, pursuant to a plan of
distribution, (the 'Class A, B
and C Plans'), regardless of expenses actually incurred by
them. The
distribution fees were accrued daily and payable monthly. No distribution or
service fees were paid to PSI or PIMS as distributor of the
Class Z shares of
the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensated
PSI and PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%,
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Plans were .15 of 1%, .75 of 1% and
 .75 of 1% of the
average daily net assets of the Class A, B and C
------------------------------------------------------------
--------------------
                                       PRUDENTIAL
INTERMEDIATE GLOBAL
Notes to Financial Statements          INCOME FUND, INC.
------------------------------------------------------------
--------------------
shares, respectively, for the year ended December 31, 1998.
Effective January 1,
1999, the annual rate for Class A shares was increased to
 .25 of 1%.
PSI and PIMS have advised the Fund that they have received
approximately $18,900
in front-end sales charges resulting from sales of Class A
and after November 2,
1998 Class C shares during the year ended December 31, 1998.
From these fees,
PSI and PIMS paid such sales charges to Pruco Securities
Corporation, an
affiliated broker-dealer, which in turn paid commissions to
salespersons and
incurred other distribution costs.
PSI and PIMS have advised the Fund that for the year ended
December 31, 1998,
they received approximately $13,600 and $700 in contingent
deferred sales
charges imposed upon certain redemptions by Class B and C
shareholders,
respectively.
PSI, PIFM, PIC, PIMS and PRICOA are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purposes of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund has not borrowed any amounts pursuant to the Agreement
during the year
ended December 31, 1998. The Funds pay a commitment fee at
an annual rate of
 .055 of 1% on the unused portion of the credit facility. The commitment fee is
accrued and paid quarterly on a pro rata basis by the Funds.
The Agreement
expired on December 29, 1998, and has been extended through
February 28, 1999
under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the year
ended December 31, 1998,
the Fund incurred fees of approximately $304,000 for the
services of PMFS. As of
December 31, 1998, fees of approximately $24,000 were due to
PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments for the year ended December 31, 1998, aggregated $46,448,101 and $62,958,831, respectively.
At December 31, 1998, the Fund had outstanding forward currency contracts to sell foreign currencies as follows:

                                   Value at
       Foreign Currency         Settlement Date     Current
Appreciation
        Sale Contracts              Payable          Value
(Depreciation)
------------------------------  ---------------   ----------
-   ---------------
Canadian Dollars,
 expiring 1/29/99.............    $ 3,879,870     $
3,886,909      $  (7,039)
Swiss Francs,
 expiring 1/29/99.............      9,940,209
9,678,083        262,126
French Francs,
 expiring 1/29/99.............      2,836,262
2,814,680         21,582
Japanese Yen,
 expiring 1/29/99.............      1,609,501
1,657,328        (47,827)
New Zealand Dollar,
 expiring 1/29/99.............     12,935,382
13,001,155        (65,773)
                                ---------------   ----------
-   ---------------
                                  $31,201,224
$31,038,155      $ 163,069
                                ---------------   ----------
-   ---------------
                                ---------------   ----------
-   ---------------

The cost basis of investments for federal income tax
purposes is substantially
the same as for financial reporting purposes and,
accordingly, as of December
31, 1998 net unrealized appreciation for federal income tax
purposes was
$1,824,371 (gross unrealized appreciation--$6,612,566 gross
unrealized
depreciation--$4,788,195).
For federal income tax purposes, the Fund has a capital loss carryforward as of
December 31, 1998, of approximately $46,655,300 of which
$14,010,600 expires in
1999, $14,010,600 expires in 2000 and $18,634,100 expires in
2002. Such
carryforward is after utilization of approximately
$2,937,900 of net taxable
gains realized and recognized during the year ended December
31, 1998 and
$29,658,000 which the Fund is unable to utilize, due to
Internal Revenue Code
limitations. The Fund is electing to treat net currency
losses of approximately
$207,000 incurred in the two month period ended December 31,
1998 as having been
incurred in the next year. Accordingly, no capital gains
distribution is
expected to be paid to shareholders until net gains have
been realized in excess
of the aggregate of such amounts.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
December 31, 1998, the
Fund has a 0.23% undivided interest in the joint account.
The undivided interest
for the Fund represents $1,609,000 in the principal amount.
As of such date,
each repurchase agreement in the joint account and the
collateral therefor were
as follows:
------------------------------------------------------------
--------------------
                                       10

                                           PRUDENTIAL
INTERMEDIATE GLOBAL
Notes to Financial Statements              INCOME FUND, INC.
------------------------------------------------------------
--------------------
Bear Stearns & Co. Inc., 4.75%, in the principal amount of
$165,000,000,
repurchase price $165,087,083, due 1/4/99. The value of the
collateral including
accrued interest is $169,478,699.
Deutsche Bank Securities Inc., 4.80%, in the principal
amount of $100,000,000,
repurchase price $100,053,333, due 1/4/99. The value of the
collateral including
accrued interest is $102,001,052.
Goldman Sachs & Co., 4.25%, in the principal amount of
$93,088,000, repurchase
price $93,131,958, due 1/4/99. The value of the collateral
including accrued
interest is $94,950,662.
Morgan (J.P.) Securities Inc., 4.75%, in the principal
amount of $165,000,000,
repurchase price $165,087,083, due 1/4/99. The value of the
collateral including
accrued interest is $168,300,696.
Warburg Dillon Read, Inc., 4.75%, in the principal amount of
$165,000,000,
repurchase price $165,087,083, due 1/4/99. The value of the
collateral including
accrued interest is $168,529,699.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.0%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Effective November 2, 1998,
Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. There are 2 billion authorized shares of $.001 par value common stock divided equally into Class A,
B, C and Z shares. Transactions in shares of common stock were as follows:

Class A                               Shares        Amount
----------------------------------  ----------   -----------
-
Year ended December 31, 1998:
Shares sold.......................    449,484    $ 3,607,243
Shares issued in reinvestment of
  dividends and distributions.....    409,532      3,282,668
Shares reacquired.................  (2,955,367)  (23,662,310
)
                                    ----------   -----------
-
Net decrease in shares outstanding
  before conversion...............  (2,096,351)  (16,772,399
)
Shares issued upon conversion from
  Class B.........................    277,954      2,245,059
                                    ----------   -----------
-
Net decrease in shares
  outstanding.....................  (1,818,397)
$(14,527,340)
                                    ----------   -----------
-
                                    ----------   -----------
-
Class A                               Shares        Amount
----------------------------------  ----------   -----------
-
Year ended December 31, 1997:
Shares sold.......................    542,213    $ 4,459,760
Shares issued in reinvestment of
  dividends and distributions.....    653,586      5,300,167
Shares reacquired.................  (4,062,149)  (33,299,580
)
                                    ----------   -----------
-
Net decrease in shares outstanding
  before conversion...............  (2,866,350)  (23,539,653
)
Shares issued upon conversion from
  Class B.........................    389,219      3,195,679
                                    ----------   -----------
-
Net decrease in shares
  outstanding.....................  (2,477,131)
$(20,343,974)
                                    ----------   -----------
-
                                    ----------   -----------
-
Class B
----------------------------------
Year ended December 31, 1998:
Shares sold.......................    193,771    $ 1,556,311
Shares issued in reinvestment of
  dividends and distributions.....     36,859        295,629
Shares reacquired.................   (341,422 )   (2,738,243
)
                                    ----------   -----------
-
Net decrease in shares outstanding
  before conversion...............   (110,792 )     (886,303
)
Shares reacquired upon conversion
  into
  Class A.........................   (277,683 )   (2,245,059
)
                                    ----------   -----------
-
Net decrease in shares
  outstanding.....................   (388,475 )  $(3,131,362
)
                                    ----------   -----------
-
                                    ----------   -----------
-
Year ended December 31, 1997:
Shares sold.......................    279,325    $ 2,295,924
Shares issued in reinvestment of
  dividends and distributions.....     73,534        596,963
Shares reacquired.................   (397,198 )   (3,261,753
)
                                    ----------   -----------
-
Net decrease in shares outstanding
  before conversion...............    (44,339 )     (368,866
)
Shares reacquired upon conversion
  into
  Class A.........................   (388,827 )   (3,195,679
)
                                    ----------   -----------
-
Net decrease in shares
  outstanding.....................   (433,166 )  $(3,564,545
)
                                    ----------   -----------
-
                                    ----------   -----------
-
Class C
----------------------------------
Year ended December 31, 1998:
Shares sold.......................     25,390    $   203,275
Shares issued in reinvestment of
  dividends and distributions.....      1,548         12,421
Shares reacquired.................    (12,925 )     (103,859
)
                                    ----------   -----------
-
Net increase in shares
  outstanding.....................     14,013    $   111,837
                                    ----------   -----------
-
                                    ----------   -----------
-
Year ended December 31, 1997:
Shares sold.......................     19,602    $   161,438
Shares issued in reinvestment of
  dividends and distributions.....      2,366         19,170
Shares reacquired.................    (19,641 )     (160,753
)
                                    ----------   -----------
-
Net increase in shares
  outstanding.....................      2,327    $    19,855
                                    ----------   -----------
-
                                    ----------   -----------
-

------------------------------------------------------------
--------------------
                                         PRUDENTIAL
INTERMEDIATE GLOBAL
Notes to Financial Statements            INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class Z                                Shares         Amount
----------------------------------  ----------   -----------
-
Year ended December 31, 1998:
Shares sold.......................    350,457    $ 2,808,235
Shares issued in reinvestment of
  dividends and distributions.....     26,304        210,874
Shares reacquired.................   (169,535 )   (1,358,117
)
                                    ----------   -----------
-
Net increase in shares
  outstanding.....................    207,226    $ 1,660,992
                                    ----------   -----------
-
                                    ----------   -----------
-
Year ended December 31, 1997:
Shares sold.......................    327,070    $ 2,685,443
Shares issued in reinvestment of
  dividends and distributions.....     22,388        180,813
Shares reacquired.................    (72,134 )     (591,024
)
                                    ----------   -----------
-
Net increase in shares
  outstanding.....................    277,324    $ 2,275,232
                                    ----------   -----------
-
                                    ----------   -----------
-

------------------------------------------------------------
--------------------

                                         PRUDENTIAL
INTERMEDIATE GLOBAL
Financial Highlights                     INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                     -----------------------
-------------------------------------
                                                       Year
Ended December 31,
                                     -----------------------
-------------------------------------
                                     1998(b)      1997(b)
1996       1995(b)        1994
                                     --------     --------
--------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   year..........................    $   7.91     $   8.34
$   8.30     $   7.32     $   8.43
                                     --------     --------
--------     --------     --------
Income from investment operations
Net investment income............         .49          .54
 .56          .52          .50
Net realized and unrealized gain
   (loss) on investment and
   foreign currency
   transactions..................         .19         (.18)
 .33         1.20        (1.09)
                                     --------     --------
--------     --------     --------
   Total from investment
      operations.................         .68          .36
 .89         1.72         (.59)
                                     --------     --------
--------     --------     --------
Less distributions
Dividends from net investment
   income........................        (.50)        (.54)
(.56)        (.52)        (.29)
Distributions in excess of net
   investment income.............          --         (.25)
(.29)        (.22)          --
Distributions from capital
   gains.........................          --           --
--           --         (.01)
Tax return of capital
   distributions.................          --           --
--           --         (.22)
                                     --------     --------
--------     --------     --------
   Total distributions...........        (.50)        (.79)
(.85)        (.74)        (.52)
                                     --------     --------
--------     --------     --------
Net asset value, end of year.....    $   8.09     $   7.91
$   8.34     $   8.30     $   7.32
                                     --------     --------
--------     --------     --------
                                     --------     --------
--------     --------     --------
TOTAL RETURN(a):.................        8.91%        4.42%
11.13%       24.01%       (7.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)....    $126,191     $137,799
$165,829     $181,985     $207,153
Average net assets (000).........    $130,686     $153,168
$169,219     $200,759     $262,882
Ratios to average net assets:
   Expenses, including
      distribution fees..........        1.51%        1.41%
1.40%        1.40%        1.46%
   Expenses, excluding
      distribution fees..........        1.36%        1.26%
1.25%        1.25%        1.31%
   Net investment income.........        6.11%        6.62%
6.55%        6.09%        6.04%
For Class A, B, C and Z shares:
   Portfolio turnover rate.......          35%          40%
45%         220%         554%

---------------
(a) Total return does not consider the effect of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
(b) Calculated based upon average shares outstanding during
the year.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

                                         PRUDENTIAL
INTERMEDIATE GLOBAL
Financial Highlights                     INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class B
                                        --------------------
-----------------------------------
                                                        Year
Ended December 31,
                                        --------------------
-----------------------------------
                                        1998(b)     1997(b)
1996       1995(b)      1994
                                        -------     -------
-------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   year.............................    $  7.92     $  8.34
$  8.31     $  7.33     $  8.44
                                        -------     -------
-------     -------     -------
Income from investment operations
Net investment income...............        .44         .50
 .53         .47         .45
Net realized and unrealized gain
   (loss) on investment and foreign
   currency transactions............        .19        (.18)
 .30        1.20       (1.09)
                                        -------     -------
-------     -------     -------
   Total from investment
      operations....................        .63         .32
 .83        1.67        (.64)
                                        -------     -------
-------     -------     -------
Less distributions
Dividends from net investment
   income...........................       (.45)       (.50)
(.53)       (.47)       (.26)
Distributions in excess of net
   investment income................         --        (.24)
(.27)       (.22)         --
Distributions from capital gains....         --          --
--          --        (.01)
Tax return of capital
   distributions....................         --          --
--          --        (.20)
                                        -------     -------
-------     -------     -------
   Total distributions..............       (.45)       (.74)
(.80)       (.69)       (.47)
                                        -------     -------
-------     -------     -------
Net asset value, end of year........    $  8.10     $  7.92
$  8.34     $  8.31     $  7.33
                                        -------     -------
-------     -------     -------
                                        -------     -------
-------     -------     -------
TOTAL RETURN(a):....................       8.39%       3.80%
10.36%      23.25%      (7.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).......    $ 5,950     $ 8,896
$12,987     $17,317     $22,906
Average net assets (000)............    $ 7,872     $11,377
$15,491     $19,336     $31,835
Ratios to average net assets:
   Expenses, including distribution
      fees..........................       2.11%       2.01%
2.00%       2.00%       2.07%
   Expenses, excluding distribution
      fees..........................       1.36%       1.26%
1.25%       1.25%       1.31%
   Net investment income............       5.51%       6.04%
5.94%       5.49%       5.44%

---------------
(a) Total return does not consider the effect of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
(b) Calculated based upon average shares outstanding during
the year.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

                                        PRUDENTIAL
INTERMEDIATE GLOBAL
Financial Highlights                    INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class C                                        Class Z
                                     -----------------------
-----------------------------------------     --------------
-----

August 1,

1994(e)            Year Ended
                                                 Year Ended
December 31,                   Through           December
31,
                                     -----------------------
------------------------     December 31,     --------------
-----
                                     1998(b)     1997(b)
1996         1995(b)          1994         1998(b)
1997(b)
                                     -------     -------
---------     ---------     ------------     -------     ---
----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period........................    $  7.92     $ 8.34
$  8.31       $  7.33         $ 7.69        $ 7.91      $
8.34
                                     -------     -------
---------     ---------         -----        -------     ---
----
Income from investment operations
Net investment income............        .44        .50
 .53           .47            .14           .50         .55
Net realized and unrealized gain
   (loss) on investment and
   foreign currency
   transactions..................        .19       (.18 )
 .30          1.20           (.32)          .19        (.18)
                                     -------     -------
---------     ---------         -----        -------     ---
----
   Total from investment
      operations.................        .63        .32
 .83          1.67           (.18)          .69         .37
                                     -------     -------
---------     ---------         -----        -------     ---
----
Less distributions
Dividends from net investment
   income........................       (.45)      (.50 )
(.53)         (.47)          (.10)         (.51 )      (.55)
Distributions in excess of net
   investment income.............         --       (.24 )
(.27)         (.22)            --            --        (.25)
Tax return of capital
   distributions.................         --         --
--            --           (.08)           --          --
                                     -------     -------
---------     ---------         -----        -------     ---
----
   Total distributions...........       (.45)      (.74 )
(.80)         (.69)          (.18)         (.51 )      (.80)
                                     -------     -------
---------     ---------         -----        -------     ---
----
Net asset value, end of period...    $  8.10     $ 7.92
$  8.34       $  8.31         $ 7.33        $ 8.09      $
7.91
                                     -------     -------
---------     ---------         -----        -------     ---
----
                                     -------     -------
---------     ---------         -----        -------     ---
----
TOTAL RETURN(a):.................       8.39%      3.80 %
10.36%        23.25%         (2.44)%        9.07 %
4.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000).........................    $   316     $  198
$   190       $    13         $  193(d)     $4,251
$2,518
Average net assets (000).........    $   251     $  213
$   110       $    11         $  197(d)     $3,403
$1,668
Ratios to average net assets:
   Expenses, including
      distribution fees..........       2.11%      2.01 %
2.00%         2.00%          1.05%(c)      1.36 %      1.26%
   Expenses, excluding
      distribution fees..........       1.36%      1.26 %
1.25%         1.25%           .30%(c)      1.36 %      1.26%
   Net investment income.........       5.51%      6.25 %
6.02%         5.49%          3.30%(c)      6.26 %      6.76%
                                   September 16,
                                      1996(f)
                                      Through
                                   December 31,
                                       1996
                                   -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period........................     $  8.39
                                        -----
Income from investment operations
Net investment income............         .32
Net realized and unrealized gain
   (loss) on investment and
   foreign currency
   transactions..................         .12
                                        -----
   Total from investment
      operations.................         .44
                                        -----
Less distributions
Dividends from net investment
   income........................        (.32)
Distributions in excess of net
   investment income.............        (.17)
Tax return of capital
   distributions.................          --
                                        -----
   Total distributions...........        (.49)
                                        -----
Net asset value, end of period...     $  8.34
                                        -----
                                        -----
TOTAL RETURN(a):.................        5.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000).........................     $   341
Average net assets (000).........     $   142
Ratios to average net assets:
   Expenses, including
      distribution fees..........        1.11%(c)
   Expenses, excluding
      distribution fees..........        1.11%(c)
   Net investment income.........        6.94%(c)

---------------
(a) Total return does not consider the effect of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Calculated based upon average shares outstanding during
the period.
(c) Annualized.
(d) Figures are actual and not rounded to the nearest
thousand.
(e) Commencement of offering of Class C shares.
(f) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

                                           PRUDENTIAL
INTERMEDIATE GLOBAL
Report of Independent Accountants          INCOME FUND, INC.
------------------------------------------------------------
--------------------
To the Shareholders and the Board of Directors of Prudential Intermediate Global Income Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Intermediate Global
Income Fund, Inc. (the 'Fund') at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 16, 1999
------------------------------------------------------------
--------------------

Comparing A $10,000 Investment.
----------------------------------------------------
Prudential Intermediate Global Income Fund, Inc. vs.
the J.P. Morgan Government Bond Index Global (GBI).

// Prudential Intermediate
   Global Income Fund, Inc.

-- J.P. Morgan Gov't
   Bond Index Global (GBI)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
The boxes on top of the graphs are designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations.
They compare a $10,000 investment in the Prudential
Intermediate
Global Income Fund, Inc.(Class A, B, C, and Z shares) with a similar investment in the J.P. Morgan Government Bond Index Global
(GBI) (the
Index) by portraying the initial account values at the commencement of operations of Class B, C, and Z shares, and for 10 years for Class
A shares, and subsequent account values at the end of each fiscal year
(December 31), as measured on a quarterly basis, beginning in 1988 for
Class A shares, 1992 for Class B shares, 1994 for Class C shares, and
1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated in the accompanying tables, it has been assumed that (a) the maximum applicable front-end sales load was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares, assuming full redemption on December 31, 1998; (c) Class C shares are subject to a front-end sales load of 1% and a CDSC of 1% for 18 months. Class
C shares bought before November 2, 1998 have a 1% CDSC if sold within one year; (d) all recurring fees (including management fees) were deducted; and (e) all dividends and distributions were reinvested.
Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately five years after purchase. This conversion feature is not reflected in the graphs. Class Z shares are not subject to a sales charge or distribution fee.

The Index is traded, unhedged, and measured in U.S. dollars.
The
Index is market weighted and represents the total return of government bonds from 13 countries, including Australia, Belgium, Canada, Denmark,
France, Germany, Italy, Japan, the Netherlands, Spain,
Sweden, the
United Kingdom and the United States. The Index provides a broad measure of market performance. The Index is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The Index is not the only index that may be used to characterize performance of global bond funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.


Class A        (GRAPH)

Average Annual
Total Returns - Class A
-------------------------
With Sales Load
7.80% Since Inception
7.90% for 10 Years
7.17% for 5 Years
5.64% for 1 Year

Without Sales Load
8.11% Since Inception
8.23% for 10 Years
7.82% for 5 Years
8.91% for 1 Year


Class B     (GRAPH)

Average Annual
Total Returns - Class B
-------------------------
With Sales Load
7.76% Since Inception
7.15% for 5 Years
5.39% for 1 Year

Without Sales Load
7.76% Since Inception
7.15% for 5 Years
8.39% for 1 Year


Class C      (GRAPH)
Average Annual
Total Returns - Class C
-------------------------
With Sales Load
9.25% Since Inception
6.31% for 1 Year

Without Sales Load
9.50% Since Inception
8.39% for 1 Year


Class Z   (GRAPH)
Average Annual
Total Returns - Class Z
-------------------------
8.29% Since Inception
9.07% for 1 Year

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Brian M. Storms
Louis A. Weil, III
Clay T. Whitehead

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

PRICOA Asset Management, Ltd.
115 HoundstitchLondon EC3A 7BU

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74435G203   MF155E
74435G302
74435G401
74435G500